Note 4 - Debt Obligations (Details Textual)									1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 13, 2017 USD ($) shares	Dec. 30, 2016 USD ($) $ / shares shares	Dec. 27, 2016 USD ($) $ / shares shares	Sep. 17, 2016 USD ($) $ / shares shares	Jul. 08, 2016 USD ($) $ / shares shares	Jun. 06, 2016 USD ($) shares	Jan. 15, 2015 USD ($)	Nov. 19, 2013 USD ($)	Jan. 31, 2015 USD ($) $ / shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Apr. 30, 2017 $ / shares	Dec. 28, 2016 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares
Interest Expense, Debt										$ 953,636	$ 406,325	$ 3,129,104	$ 994,671
Share Price | $ / shares		$ 0.83	$ 0.86	$ 0.70										$ 0.51
Debt Instrument, Convertible, Conversion Price | $ / shares																$ 0.25
Debt Conversion, Original Debt, Amount										141,763	$ 206,934
Proceeds from Long-term Lines of Credit								$ 50,000
Line of Credit Facility, Interest Rate at Period End								24.00%
Line of Credit Facility, Canceled																$ 58,530
Derivative Liability, Current										397,960		663,560
Proceeds from Lines of Credit						$ 300,000						300,000
Line of Credit Facility, Interest Rate During Period						18.00%
Line of Credit, Current										50,000		$ 50,000
Long-term Debt, Gross										$ 5,760,668
Conversion of Line of Credit to 2015 Unit Offering [Member]
Debt Conversion, Original Debt, Amount				$ 250,000
Debt Conversion, Original Debt, Accrued Interest Amount				$ 33,571
Line of Credit [Member]
Debt Instrument, Term						270 days
Summer 2014 Offering Conversions [Member]
Common Stock, Cancelled | shares													530,000
Common Stock, Cancelled Value													$ 212,000
Winter 2016 Unit Offering [Member]
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.57
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.70												$ 0.70
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										512,281		292,983			292,983
Units Issued During Period, Value, New Issues			$ 600,000
Number of Trading Days Prior to Interest Payment Due Date if Paid by Issuance of Common Stock			20 days
Debt Conversion before Maturity, Number of Trading Days Common Stock Closes at or above 3 Times the Unit Price			10 days
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares			1
Class of Warrant or Right, Exercise Period			30 days
Class of Warrant or Right, Exercise Period Condition, Number of Trading Days Common Stock Closes at or above 2 Times the Exercise Price			10 days
Proceeds from Issuance of Units										$ 292,000		$ 167,000
December/January Notes [Member]
Proceeds from Convertible Debt									$ 133,000				$ 333,000
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 0.25
Debt Conversion, Original Debt, Amount													$ 383,913
One Year Convertible Notes [Member]
Proceeds from Convertible Debt		$ 250,000			$ 250,000
Debt Instrument, Interest Rate, Stated Percentage		3.00%			3.00%
Debt Instrument, Face Amount		$ 280,000			$ 280,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.57			$ 0.45
Debt Conversion, Original Debt, Amount	$ 280,000
Debt Conversion, Converted Instrument, Shares Issued | shares	640,889
Debt Instrument, Unamortized Discount		$ 280,000
Convertible Notes Maturing on September 17, 2019 [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.55
Long-term Debt, Gross				$ 283,571
Series A Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 0.45
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares											728,571	5,429,872	9,597,123
Warrant Issued in Exchange of December/January Notes [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.30				$ 0.40
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares													1,909,301
Series A Warrant Issued for Exchanged Equity [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 0.40
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																234,120
Warrants Issued Concurrently With One Year Convertible Note [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.75			$ 0.65
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		400,000			400,000
Class of Warrant or Right, Expiration Term		5 years			5 years
Derivative Liability, Current		$ 331,760			$ 160,000					$ 397,960		$ 331,800
Debt Instrument, Unamortized Discount					$ 120,000
Increase (Decrease) in Derivative Liabilities												$ 171,800
Warrants Issued Concurrently with Line of Credit [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.35
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												300,000
Debt Instrument, Unamortized Discount												$ 237,405
Class of Warrant or Right, Number of Warrants Per Each Dollar Invested | shares						1
Warrant Issued in Exchange of Cancelled Line of Credit [Member]
Debt Conversion, Original Debt, Amount												$ 283,571
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.70								$ 0.70
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				515,583								515,583
The 2015 Unit Offering [Member]
Minimum Proceeds Required For Stock Registration							$ 3,000,000
Proceeds from Convertible Debt											$ 255,000	$ 2,140,000	$ 2,671,713
Debt Instrument, Interest Rate, Stated Percentage											12.00%	12.00%	12.00%
Debt Conversion, Original Debt, Amount												$ 589,371
Debt Conversion, Converted Instrument, Shares Issued | shares												2,167,420
Convertible Notes Payable												$ 4,140,213
The 2015 Unit Offering [Member] | Debt Instrument, Convertible, Unit Price 1 [Member]
Debt Instrument, Face Amount												$ 985,000	$ 1,535,000
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 0.35	$ 0.25
The 2015 Unit Offering [Member] | Debt Instrument, Convertible, Unit Price 2 [Member]
Debt Instrument, Face Amount												$ 1,155,000
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 0.55
The 2015 Unit Offering [Member] | Debt Instrument, Convertible, Units Price 2 [Member]
Debt Instrument, Face Amount													$ 1,136,713
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 0.35
The 2015 Unit Offering [Member] | New Convertible Promissory Note in Exchange of Cancelled Common Stock [Member]
Debt Instrument, Face Amount													$ 212,000
The 2015 Unit Offering [Member] | Series A Warrant [Member]
Class of Warrant or Right, Call Provision, Stock Price Threshold, Consecutive Business Days							10 days
Warrant, Convertible Conversion Ratio							2